Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 9,528	$ 19,369
Loans 90 or more Days Past Due	10,547	6,321
Total Past Due Loans	20,075	25,690
Current Loans	372,593	343,448
Total Gross Loans	392,668	369,138
Accruing Loans 90 or more Days Past Due	2,095	609
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8,131	14,546
Loans 90 or more Days Past Due	10,473	6,225
Total Past Due Loans	18,604	20,771
Current Loans	289,112	271,979
Total Gross Loans	307,716	292,750
Accruing Loans 90 or more Days Past Due	2,085	576
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	170	2,588
Total Past Due Loans	170	2,588
Current Loans	27,054	10,167
Total Gross Loans	27,224	12,755
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	419	786
Loans 90 or more Days Past Due	69	589
Total Past Due Loans	488	1,375
Current Loans	29,146	30,288
Total Gross Loans	29,634	31,663
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	4,234	8,139
Loans 90 or more Days Past Due	1,088	623
Total Past Due Loans	5,322	8,762
Current Loans	100,167	107,075
Total Gross Loans	105,489	115,837
Accruing Loans 90 or more Days Past Due	335	32
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,308	3,033
Loans 90 or more Days Past Due	9,316	5,013
Total Past Due Loans	12,624	8,046
Current Loans	132,745	124,449
Total Gross Loans	145,369	132,495
Accruing Loans 90 or more Days Past Due	1,750	544
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	253	3,072
Loans 90 or more Days Past Due	23	9
Total Past Due Loans	276	3,081
Current Loans	56,845	43,916
Total Gross Loans	57,121	46,997
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	248	3,070
Loans 90 or more Days Past Due	23	9
Total Past Due Loans	271	3,079
Current Loans	55,542	42,485
Total Gross Loans	55,813	45,564
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	5	2
Total Past Due Loans	5	2
Current Loans	1,303	1,431
Total Gross Loans	1,308	1,433
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,144	1,751
Loans 90 or more Days Past Due	51	87
Total Past Due Loans	1,195	1,838
Current Loans	26,636	27,553
Total Gross Loans	27,831	29,391
Accruing Loans 90 or more Days Past Due	10	33
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	39	40
Loans 90 or more Days Past Due	10	30
Total Past Due Loans	49	70
Current Loans	1,038	980
Total Gross Loans	1,087	1,050
Accruing Loans 90 or more Days Past Due	10	30
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,105	1,711
Loans 90 or more Days Past Due	41	57
Total Past Due Loans	1,146	1,768
Current Loans	25,598	26,573
Total Gross Loans	26,744	28,341
Accruing Loans 90 or more Days Past Due		$ 3